Spartan®

Massachusetts Municipal
Funds

and

Fidelity ®
Massachusetts Municipal
Money Market Fund

Annual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies
Spartan Massachusetts Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Massachusetts Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Independent Auditors' Report	<Click Here>	The auditors' opinion
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan ® Massachusetts Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® MA Municipal Income	7.51%	30.72%	84.54%
LB Massachusetts 3 Plus Year Enhanced	8.29%	33.72%	n/a*
Massachusetts Municipal Debt Funds Average	6.65%	25.07%	75.50%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Massachusetts 3 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Massachusetts investment-grade municipal bonds with maturities of three years or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Income	7.51%	5.50%	6.32%
LB Massachusetts 3 Plus Year Enhanced	8.29%	5.98%	n/a*
Massachusetts Municipal Debt Funds Average	6.65%	4.57%	5.78%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Spartan Massachusetts Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Massachusetts Municipal Income Fund on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return, and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Total Return Components

	Years ended January 31,
	2003	2002	2001	2000	1999	1998
Dividend returns	4.58%	4.73%	5.49%	4.57%	4.92%	5.47%
Capital returns	2.93%	0.81%	7.62%	-8.27%	0.84%	4.74%
Total returns	7.51%	5.54%	13.11%	-3.70%	5.76%	10.21%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2003	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.48¢	26.52¢	53.11¢
Annualized dividend rate	4.31%	4.29%	4.38%
30-day annualized yield	3.59%	-	-
30-day annualized tax-equivalent yield	5.83%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.22 over the past one month, $12.27 over the past six months and $12.12 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.45% combined federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Spartan Massachusetts Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market encountered a number of obstacles during the past year, surmounting most, but still wrestling with others as the period drew to a close. Overall, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 7.46% for the
12 months ending January 31, 2003. For most of the year, low interest rates, falling stock markets, geopolitical tensions and a shaky economy drove strong demand for munis, which easily met 2002's record amount of new issuance. While sporadic flights to quality in Treasuries and a stock market rally in late 2002 tempered performance on occasion, muni bonds' tax benefits and high yields were still very much sought after. However, developments early in 2003 clouded their near-term outlook. With many state and local governments issuing new debt to counter budget shortfalls - and with another potential rush to Treasuries as the threat of war with Iraq escalated - some questioned whether muni demand would continue to meet the large supply. As a result, the Lehman Brothers index backed off 0.25% in the first month of the new year.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Massachusetts Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period ending January 31, 2003, the fund returned 7.51%. To get a sense of how the fund did relative to its competitors, the Massachusetts municipal debt funds average returned 6.65%, according to Lipper Inc. Additionally, the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 8.29%.

Q. What helped the fund outpace its Lipper peer average during the past year?

A. I kept the fund in a fairly defensive mode in terms of credit quality and sector selection, which helped insulate it from the national and state economic downturns. The fund's overall credit quality remained high throughout the year, ending the period with nearly all of its assets in investment-grade bonds rated BBB or higher. Lower-quality bonds came under heavy pressure as investors avoided them in response to weak economic conditions.

Annual Report

Spartan Massachusetts Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. How did sector selection aid performance?

A. Relative to the Massachusetts municipal bond market as a whole, I maintained an overweighted position in bonds whose revenues were less affected by the economic slowdown, unlike those backed by income taxes. For instance, I kept a fairly large weighting in bonds issued by providers of essential services, such as electric utilities. The fund's overweighted position in less economically sensitive higher education bonds also aided performance. My decision to significantly underweight general obligation bonds (GOs) issued by the state also helped. The prices of those bonds tended to lose ground relative to other sectors of the market, chiefly because of the state's worsening fiscal situation.

Q. What else worked in the fund's favor?

A. The overweighted stake in health care bonds worked out nicely, because many of our holdings performed well as the sector's financial and operating trends continued to improve. Avoiding bonds in sectors that came under the most pressure during the year - such as those related to air travel and projects backed by corporations - also helped. Other areas I underweighted included housing bonds, which were relatively poor performers in response to heightened levels of prepayment as interest rates declined. Investors dislike prepayment - which generally occurs when mortgage holders refinance or pay off their mortgages before maturity - because it potentially forces them to reinvest the proceeds at lower prevailing interest rates.

Q. Were there any disappointments?

A. The fund's underweighting in par bonds was the main disappointment during the year, although it detracted only modestly from performance. Par bonds periodically were in extremely strong demand by individual investors, who often prefer the simplicity of these securities. From time to time, that strong demand caused par bonds to outpace premium and discount bonds, which sell above and below face value, respectively. But par bonds can suffer negative tax treatment in certain interest rate environments. Rather than chase their performance, I chose to emphasize premium and discount bonds, which typically aren't as negatively impacted by unfavorable tax consequences.

Q. What's your outlook for the Massachusetts municipal bond market in 2003?

A. Municipal bond performance will be driven by developments on the global political front, the health of the economy, the strength of the stock market, and, most importantly, expectations for inflation and interest rates. In my view, these uncertainties and others underscore the futility of timing the market. But I think it's important for shareholders to realize that with interest rates currently at such low levels, it will be difficult for munis to post the kinds of returns they enjoyed during the past 12 months. I'd add that municipals were quite cheap compared to U.S. Treasury bonds at the end of the period. It's possible that they're poised for a period of outperformance relative to taxable bond alternatives if the interest rate environment remains favorable, or that they may hold their value better if the economy firms and the threat of higher interest rates returns.

Fund Facts

Goal: to provide a level of high current income exempt from federal income tax and Massachusetts personal income tax

Fund number: 070

Trading symbol: FDMMX

Start date: November 10, 1983

Size: as of January 31, 2003, more than $1.9 billion

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on Massachusetts' fiscal situation:

"We're approaching this year and the next couple of years with a fair degree of caution. The state is struggling to find ways to resolve its current fiscal year budget deficit, while simultaneously looking for ways to close an estimated $3 billion budget gap in fiscal 2004. To help bridge its budget gap, Governor Romney has warned of cutbacks amounting to about 10% in aid to cities and towns across the state. Many local governments are struggling with their own - but so far less serious - budgetary challenges as they attempt to make up for increased expenditures and dwindling tax and fee revenue, and so a proposal to cut back their state funding comes at a particularly difficult time. These problems - at both the state and local levels - won't be repaired overnight. Many of the ´easy' fixes - such as tapping rainy day funds and asset sales - already have been exhausted. Drawing on the resources of Fidelity's municipal credit research team, I'll continue to make determinations about a given issuer's fiscal condition and how it relates to the price, yield and prospects for the bonds it issues."

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.1	24.9
Special Tax	13.5	12.5
Health Care	12.0	12.1
Transportation	11.3	9.2
Education	10.9	13.1
Average Years to Maturity as of January 31, 2003
		6 months ago
Years	14.3	14.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2003
6 months ago
Years	7.0	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2003	As of July 31, 2002
AAA 52.6%	AAA 47.9%
AA, A 45.0%	AA, A 46.1%
BBB 1.2%	BBB 2.8%
Not Rated 1.1%	Not Rated 1.0%
Short-term Investments and Net Other Assets 0.1%	Short-term Investments and Net Other Assets 2.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Annual Report

Spartan Massachusetts Municipal Income Fund

Investments January 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount	Value (Note 1)
Massachusetts - 98.2%
Barnstable Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Whitehall Pavilion Proj.) 10.125% 2/15/26 (FHA Insured)	$ 2,700,000	$ 2,710,368
Boston Economic Dev. & Indl. Corp. (Boston Army Base 1983 Proj.) 6.25% 8/1/03	3,010,000	3,025,050
Boston Gen. Oblig.:
Series A:
5.75% 2/1/14 (Pre-Refunded to 2/1/10 @ 100) (c)	4,190,000	4,820,386
5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (c)	4,190,000	4,820,386
5.75% 2/1/17 (Pre-Refunded to 2/1/10 @ 100) (c)	2,460,000	2,830,107
Series C:
5% 2/1/06	1,215,000	1,327,266
5% 2/1/08	5,160,000	5,714,184
5% 8/1/12	5,825,000	6,325,251
5% 8/1/13	3,180,000	3,426,736
5% 8/1/14	3,180,000	3,400,628
5% 8/1/15	3,180,000	3,367,747
5.75% 2/1/11	3,915,000	4,454,644
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	2,160,000	2,231,518
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,217,618
5% 8/1/17 (MBIA Insured)	7,990,000	8,361,215
5% 8/1/18 (MBIA Insured)	6,200,000	6,473,358
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,100,000	10,945,875
5.75% 11/1/13	1,975,000	2,279,209
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,105,532
Bridgewater & Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,549,842
5% 6/15/19 (FSA Insured)	1,535,000	1,602,479
Brockton Gen. Oblig.:
5% 4/1/13 (MBIA Insured)	1,165,000	1,235,168
5.1% 4/1/12 (MBIA Insured)	1,550,000	1,657,291
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,181,749
Chelsea Gen. Oblig. 5% 6/15/13 (AMBAC Insured)	2,390,000	2,532,420
East Longmeadow Gen. Oblig.:
5% 8/1/13 (AMBAC Insured)	1,155,000	1,252,944
5% 8/1/14 (AMBAC Insured)	1,145,000	1,230,898
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	$ 11,695,000	$ 12,667,322
6% 6/1/15	2,545,000	2,931,815
6% 6/1/16	3,015,000	3,441,954
6% 6/1/17	3,195,000	3,636,485
6% 6/1/18	3,390,000	3,835,277
6% 6/1/19	3,590,000	4,061,547
6% 6/1/20	3,785,000	4,269,329
Holyoke Gen. Oblig.:
(Muni. Purp. Ln. Prog.) Series A, 5.5% 6/15/16 (FSA Insured)	2,100,000	2,254,140
Series B, 6% 6/15/06 (FSA Insured)	1,400,000	1,588,454
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	2,460,000	2,642,655
5.75% 11/15/14 (FGIC Insured)	1,100,000	1,244,760
Littleton Gen. Oblig.:
5% 1/15/16 (FGIC Insured)	1,385,000	1,474,720
5% 1/15/19 (FGIC Insured)	1,380,000	1,440,154
Lowell Gen. Oblig. Series A, 5.5% 1/15/10 (FSA Insured)	2,000,000	2,109,280
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	5,145,000	5,149,219
Lynn Gen. Oblig.:
5.375% 8/15/12 (FGIC Insured)	1,920,000	2,152,992
5.375% 8/15/13 (FGIC Insured)	2,025,000	2,251,942
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,344,572
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,441,201
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,543,739
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 1997 A, 5.125% 12/1/17 (FSA Insured)	1,290,000	1,354,139
Series A, 5% 12/1/14 (FSA Insured)	1,375,000	1,442,540
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	23,155,000	23,233,495
Series 1998 B, 5% 3/1/28	15,000,000	15,034,050
Series 1998 C, 5.75% 3/1/10 (FGIC Insured)	6,000,000	6,863,940
Series 2000 A:
5.25% 7/1/30	74,730,000	76,427,855
5.75% 7/1/15	1,000,000	1,126,990
5.75% 7/1/18	4,000,000	4,412,720
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Series A:
5% 3/1/23 (FGIC Insured)	$ 2,430,000	$ 2,454,762
5.375% 3/1/19	5,000,000	5,273,700
5.5% 3/1/12	4,350,000	4,829,805
5.75% 3/1/26	5,500,000	5,973,000
5.8% 3/1/11	7,435,000	8,495,305
6.25% 3/1/12	3,500,000	4,118,905
7% 3/1/07	5,000,000	5,889,400
7% 3/1/08	1,000,000	1,197,080
7% 3/1/21	1,500,000	1,932,750
Series B:
5.375% 3/1/25 (AMBAC Insured)	13,060,000	13,570,646
5.5% 3/1/21	4,835,000	4,845,057
6% 3/1/12	7,180,000	7,345,571
6.2% 3/1/16	27,500,000	32,628,475
Series C:
5% 3/1/24	10,900,000	10,976,736
5.5% 3/1/13 (FGIC Insured)	3,000,000	3,371,520
Series D, 5% 3/1/22	5,750,000	5,869,370
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2000 A, 5.5% 7/1/30	13,620,000	14,173,381
Series A, 5.25% 7/1/19	5,000,000	5,282,450
Massachusetts College Bldg. Auth. Proj. Rev.:
Series 1, 5.125% 5/1/19 (MBIA Insured)	1,000,000	1,038,820
Series A, 7.5% 5/1/05	3,100,000	3,499,838
Massachusetts Dev. Fin. Agcy. Rev.:
(Clark Univ. Proj.) 5% 7/1/28	2,000,000	1,938,620
(Higher Ed.-Smith College Issue Proj.) 5.75% 7/1/29 (Pre-Refunded to 7/1/10 @ 101) (c)	7,500,000	8,746,350
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	5,882,678
5.25% 7/1/31	11,785,000	12,034,842
5.5% 7/1/14	750,000	829,238
5.5% 7/1/15	910,000	996,605
5.5% 7/1/16	590,000	642,652
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,053,072
5.5% 10/1/28	5,660,000	4,906,145
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (b)	$ 3,125,000	$ 3,282,406
4.4% 7/1/07 (AMBAC Insured) (b)	4,900,000	5,123,342
4.55% 7/1/09 (AMBAC Insured) (b)	1,560,000	1,633,788
4.65% 7/1/10 (AMBAC Insured) (b)	3,710,000	3,882,960
4.75% 7/1/11 (AMBAC Insured) (b)	3,130,000	3,279,833
4.8% 7/1/12 (AMBAC Insured) (b)	1,655,000	1,718,138
4.95% 7/1/14 (AMBAC Insured) (b)	3,120,000	3,154,850
5% 7/1/15 (AMBAC Insured) (b)	1,475,000	1,488,526
Issue G:
4.4% 12/1/04 (MBIA Insured) (b)	2,470,000	2,578,211
5% 12/1/11 (MBIA Insured) (b)	3,185,000	3,327,847
5.45% 12/1/06 (MBIA Insured) (b)	6,550,000	7,142,448
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (b)	3,195,000	3,423,506
Series C Issue G, 4.9% 12/1/11 (AMBAC Insured) (b)	4,020,000	4,223,894
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 12/15/08	2,125,000	2,398,211
Series 1998 B, 5.125% 6/15/15 (MBIA Insured)	5,820,000	6,178,861
Series 2000 A:
5.75% 6/15/09	10,900,000	12,507,968
5.75% 12/15/10	5,305,000	6,139,901
5.75% 6/15/11	13,660,000	15,567,209
5.75% 12/15/11	9,510,000	10,837,786
5.75% 6/15/12	5,000,000	5,625,400
5.75% 6/15/13	5,000,000	5,668,900
5.75% 12/15/14	5,000,000	5,668,900
Series A:
0% 6/15/15	1,455,000	827,386
5.25% 6/15/09	2,190,000	2,443,558
5.25% 12/15/11	5,000,000	5,452,650
5.25% 6/15/12	7,000,000	7,568,190
5.5% 6/15/08	18,900,000	21,369,474
5.5% 12/15/09	10,185,000	11,604,687
5.5% 6/15/14	8,275,000	9,169,445
Series B:
5.125% 12/15/10	2,500,000	2,744,700
5.125% 12/15/11	9,030,000	9,838,366
5.125% 12/15/12	5,480,000	5,889,137
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 1998 C:
5.25% 8/1/13 (Pre-Refunded to 8/1/08 @ 101) (c)	$ 7,200,000	$ 8,216,712
5.25% 8/1/14 (Pre-Refunded to 8/1/08 @ 101) (c)	5,750,000	6,561,958
Series 2000 A:
5.875% 2/1/18 (Pre-Refunded to 2/1/10 @ 101) (c)	2,500,000	2,915,350
6% 2/1/10	7,500,000	8,664,300
Series 2000 B, 5.75% 6/1/09	1,750,000	2,004,555
Series 2000 C:
5.5% 10/1/22	1,700,000	1,798,923
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (c)	3,475,000	4,028,811
5.75% 10/1/12 (MBIA Insured) (Pre-Refunded to 10/1/10 @ 100) (c)	10,000,000	11,593,700
Series 2001 A:
5.25% 1/1/09	5,000,000	5,549,700
5.5% 1/1/10	3,000,000	3,369,210
5.5% 1/1/11	6,460,000	7,237,719
Series 2001 D, 5.5% 11/1/18	2,000,000	2,238,040
Series 2002 A:
7.5% 6/1/04	1,035,000	1,056,218
7.5% 6/1/04 (Escrowed to Maturity) (c)	130,000	140,781
Series 2002 D:
5.375% 8/1/20 (MBIA Insured)	3,675,000	3,916,521
5.375% 8/1/21 (MBIA Insured)	10,000,000	10,593,700
5.375% 8/1/22 (MBIA Insured)	5,000,000	5,261,450
6% 5/1/08	2,065,000	2,381,131
6% 5/1/08 (Escrowed to Maturity) (c)	2,285,000	2,658,232
Series A:
5% 1/1/14 (Pre-Refunded to 1/1/11 @ 100) (c)	3,000,000	3,297,480
5% 1/1/21 (FSA Insured)	21,955,000	22,400,906
7.5% 6/1/04 (Escrowed to Maturity) (c)	2,170,000	2,303,802
Series B:
5% 2/1/06	20,000,000	21,768,800
5% 4/1/15 (MBIA Insured)	15,000,000	15,795,300
Series C, 5.25% 12/1/06	14,280,000	15,984,746
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series D:
5.375% 8/1/19 (MBIA Insured)	$ 5,000,000	$ 5,352,550
6% 5/1/08 (Escrowed to Maturity) (c)	685,000	789,305
Series E, 5.25% 1/1/21 (FSA Insured)	5,000,000	5,257,900
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Anna Jaques Hosp. Proj.) Series B, 6.875% 10/1/12	2,880,000	2,916,576
(Baystate Med. Ctr. Proj.):
Series D, 5.5% 7/1/16 (FGIC Insured)	6,400,000	6,595,776
Series E:
6% 7/1/05 (FSA Insured)	1,385,000	1,524,414
6% 7/1/06 (FSA Insured)	1,425,000	1,607,201
Series F:
5.75% 7/1/17	1,305,000	1,372,390
5.75% 7/1/18	1,300,000	1,354,249
5.75% 7/1/19	1,455,000	1,505,838
5.75% 7/1/20	500,000	515,965
5.75% 7/1/33	3,000,000	3,066,750
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	13,865,000	14,261,955
(Boston College Issue Proj.) Series L:
4.75% 6/1/31	10,000,000	9,654,400
5% 6/1/26	3,750,000	3,759,150
(Boston College Proj.) Series K, 5.375% 6/1/14	8,945,000	9,975,285
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,999,314
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,489,838
(Cape Cod Health Sys. Proj.) Series A, 5.25% 11/15/13 (AMBAC Insured)	3,500,000	3,657,850
(Caritas Christi Oblig. Group Proj.) Series A, 5.25% 7/1/03	2,000,000	2,019,780
(Dana Farber Cancer Proj.) Series G1:
5.5% 12/1/27	18,600,000	18,603,162
6.25% 12/1/14	3,000,000	3,170,670
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	9,475,000	10,317,991
(Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (American Cap. Access Corp. Insured)	2,000,000	2,129,880
5.25% 7/1/09 (American Cap. Access Corp. Insured)	2,540,000	2,684,780
5.25% 7/1/10 (American Cap. Access Corp. Insured)	2,000,000	2,089,300
5.25% 7/1/11 (American Cap. Access Corp. Insured)	3,025,000	3,123,222
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Falmouth Hosp. Proj.) Series C, 5.5% 7/1/08 (MBIA Insured)	$ 1,000,000	$ 1,035,720
(Harvard Univ. Proj.):
Series P, 5.625% 11/1/28	1,500,000	1,608,120
Series W, 6% 7/1/35 (Pre-Refunded to 7/1/10 @ 101) (c)	16,825,000	19,895,226
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	14,120,000	14,591,890
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	14,600,000	16,923,298
(Massachusetts Institute of Technology Proj.) Series K, 5.375% 7/1/17	4,000,000	4,480,520
(Med. Academic & Scientific Proj.) Series A:
6.25% 1/1/05	1,160,000	1,235,945
6.625% 1/1/15	5,650,000	5,918,488
(Milford Whitinsville Hosp. Proj.):
6.35% 7/15/32	2,100,000	2,125,053
6.5% 7/15/23	1,685,000	1,737,471
(Morton Hosp. & Med. Ctr. Proj.) Series B, 5.25% 7/1/08 (AMBAC Insured)	2,800,000	2,896,040
(Mount Auburn Hosp. Proj.) Series B1:
6.25% 8/15/14 (MBIA Insured)	1,250,000	1,355,575
6.3% 8/15/24 (MBIA Insured)	5,000,000	5,423,650
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,000,000	1,015,310
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,602,153
6.125% 7/1/15 (MBIA Insured)	4,500,000	5,129,370
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	9,000,000	9,022,230
(Partners Health Care Sys. Proj.):
Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,690,971
5.125% 7/1/11 (MBIA Insured)	3,885,000	4,128,084
Series A, 5.375% 7/1/24 (MBIA Insured)	7,600,000	7,803,376
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(South Shore Hosp. Proj.):
Series 1999 F, 5.5% 7/1/12	$ 2,165,000	$ 2,296,329
Series F:
4.75% 7/1/05	1,275,000	1,333,625
5% 7/1/07	1,915,000	2,017,682
5.125% 7/1/08	2,000,000	2,121,320
5.25% 7/1/09	2,120,000	2,261,828
5.625% 7/1/19	1,000,000	1,013,160
5.75% 7/1/29	4,350,000	4,417,121
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	5,000,000	5,204,300
Series J:
5.5% 8/15/12	500,000	567,640
5.5% 8/15/13	500,000	565,135
5.5% 8/15/14	1,750,000	1,974,508
5.5% 8/15/15	2,955,000	3,328,689
(Univ. of Massachusetts - Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	1,000,000	1,074,230
(Univ. of Massachusetts Proj.) Series A:
5.5% 10/1/16 (FGIC Insured)	3,065,000	3,348,145
5.875% 10/1/29 (FGIC Insured)	10,000,000	10,974,200
6% 10/1/15 (FGIC Insured)	1,000,000	1,161,270
(Wheaton College Proj.) Series C:
5.125% 7/1/09	1,130,000	1,194,952
5.25% 7/1/14	2,655,000	2,792,768
5.25% 7/1/19	2,000,000	2,044,880
(Williams College Issue Proj.):
Series F, 5.75% 7/1/19	3,000,000	3,322,080
Series G, 5.5% 7/1/14	3,665,000	4,031,573
6.55% 6/23/22 (AMBAC Insured)	20,000,000	22,136,600
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 29, 6.75% 6/1/26 (b)	1,730,000	1,788,353
Series 40:
6.6% 12/1/24 (b)	13,070,000	13,564,307
6.65% 12/1/27 (b)	4,645,000	4,827,641
Series 53, 5.2% 12/1/21 (MBIA Insured) (b)	105,000	111,935
Series A, 6% 12/1/13 (MBIA Insured)	5,525,000	5,811,306
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	$ 9,900,000	$ 10,192,248
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A:
4.7% 12/1/03	3,000,000	3,002,220
4.8% 12/1/04	3,660,000	3,653,449
Series A:
4.95% 12/1/06	1,950,000	1,896,999
5.2% 12/1/08 (b)	1,300,000	1,246,154
Massachusetts Indl. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	265,000	294,646
(Groton School Proj.) Series A, 5% 3/1/28	3,190,000	3,199,092
(Lesley College Proj.) Series A, 6.3% 7/1/15 (AMBAC Insured)	2,525,000	2,819,188
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/05	24,600,000	23,336,298
0% 8/1/07	25,000,000	21,957,250
0% 8/1/08	15,000,000	12,555,300
(Milton Academy Proj.) Series B, 5.25% 9/1/19 (MBIA Insured)	2,500,000	2,552,900
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,653,290
(Worcester Polytechnic Institute Proj.):
5.75% 9/1/06 (MBIA Insured)	1,115,000	1,258,857
5.75% 9/1/07 (MBIA Insured)	1,000,000	1,143,440
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	4,000,000	4,393,840
5% 7/1/08 (MBIA Insured)	8,330,000	9,153,754
5.25% 7/1/12 (MBIA Insured)	8,000,000	8,754,000
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	12,755,000	14,010,857
5% 7/1/08 (MBIA Insured)	8,415,000	9,247,159
5.25% 7/1/12 (MBIA Insured)	8,510,000	9,312,068
(Nuclear Mix #5 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	3,985,000	4,377,363
5% 7/1/08 (MBIA Insured)	4,175,000	4,587,866
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08 (MBIA Insured)	$ 4,225,000	$ 4,642,810
Series A:
5.1% 7/1/06 (AMBAC Insured) (Escrowed to Maturity) (c)	1,000,000	1,108,870
5.1% 7/1/08 (AMBAC Insured) (Escrowed to Maturity) (c)	1,000,000	1,123,140
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (b)	2,030,000	2,186,777
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	8,792,438
5.5% 7/1/17 (FSA Insured)	2,105,000	2,216,754
Series 1998 B:
5% 7/1/10 (FSA Insured) (b)	2,275,000	2,413,730
5% 7/1/15 (FSA Insured) (b)	3,310,000	3,415,192
Series 1999 C, 5.75% 7/1/29 (FSA Insured)	5,000,000	5,397,750
Series A:
5% 7/1/13	5,000,000	5,087,000
5.5% 7/1/09	3,160,000	3,264,406
Series B:
5.5% 7/1/10 (FSA Insured) (b)	11,470,000	12,665,403
5.5% 7/1/11 (FSA Insured) (b)	5,500,000	6,000,995
5.5% 7/1/12 (FSA Insured) (b)	4,000,000	4,345,440
5.5% 7/1/14 (FSA Insured) (b)	5,335,000	5,696,019
5.625% 7/1/12 (Escrowed to Maturity) (c)	1,620,000	1,822,046
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (b)	7,395,000	8,095,380
5.5% 1/1/13 (AMBAC Insured) (b)	7,000,000	7,598,920
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	6,497,832
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,330,600
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,281,850
5.5% 1/1/17 (AMBAC Insured) (b)	6,470,000	6,786,707
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,258,300
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,200,600
Massachusetts Spl. Oblig. Rev. Series A:
5.5% 6/1/13 (FGIC Insured)	3,300,000	3,728,835
5.5% 6/1/15 (FGIC Insured)	13,070,000	14,782,039
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,837,344
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	$ 34,875,000	$ 35,763,615
Series A:
0% 1/1/29 (MBIA Insured)	15,000,000	3,791,850
5% 1/1/37 (MBIA Insured)	31,555,000	31,259,330
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,507,402
Series C, 0% 1/1/16 (MBIA Insured)	3,000,000	1,645,500
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	34,225,000	35,229,504
Massachusetts Wtr. Poll. Abatement Trust:
Series 1999 5, 5.25% 8/1/15	3,000,000	3,224,760
Series 2000 6:
5.5% 8/1/12	3,910,000	4,361,566
5.5% 8/1/30	24,825,000	26,153,138
5.625% 8/1/14	4,905,000	5,429,933
5.625% 8/1/16	8,235,000	9,201,213
Series 3:
5.4% 2/1/10	300,000	324,942
5.4% 2/1/10 (Pre-Refunded to 2/1/07 @ 101) (c)	1,400,000	1,582,448
5.5% 2/1/13	815,000	873,786
5.5% 2/1/13 (Pre-Refunded to 2/1/07 @ 101) (c)	5,900,000	6,691,249
Series 4:
5.125% 8/1/11	2,245,000	2,428,619
5.125% 8/1/14	1,205,000	1,285,542
Series 7:
5% 2/1/11	2,455,000	2,686,924
5.25% 2/1/10	4,590,000	5,114,545
5.25% 2/1/12	8,900,000	9,810,915
5.25% 2/1/16	8,085,000	8,616,265
5.25% 2/1/17	5,000,000	5,295,700
Series 8:
5.25% 8/1/13	3,500,000	3,864,455
5.25% 8/1/14	3,500,000	3,826,655
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev.:
(MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	51,209
5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,007,162
5.25% 8/1/12	565,000	609,420
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev.: - continued
(MWRA Ln. Prog.) Series A: - continued
5.25% 8/1/13	$ 330,000	$ 356,288
5.375% 8/1/16	125,000	133,861
5.45% 2/1/13	140,000	143,252
5.45% 2/1/13 (Escrowed to Maturity) (c)	1,960,000	2,251,099
Series A, 5.7% 2/1/14 (Pre-Refunded to 2/1/06 @ 101) (c)	2,485,000	2,790,108
Massachusetts Wtr. Resources Auth.:
Series 1998 B, 5.5% 8/1/11 (FSA Insured)	1,930,000	2,186,208
Series A:
5.75% 8/1/30 (FGIC Insured)	20,500,000	22,235,120
5.75% 8/1/39 (FGIC Insured)	20,250,000	21,896,730
6.5% 7/15/19	21,960,000	26,949,971
Series B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,692,360
5.5% 8/1/16 (FSA Insured)	1,425,000	1,606,217
Series C, 4.75% 12/1/23	13,000,000	12,813,710
Series D, 5% 8/1/24 (MBIA Insured)	1,500,000	1,510,230
Mendon Upton Reg'l. School District 5.25% 6/1/11 (FGIC Insured)	1,435,000	1,557,147
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	1,000,000	1,046,230
Monson Gen. Oblig.:
5.25% 5/15/15 (AMBAC Insured)	2,820,000	3,070,134
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,277,495
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,488,153
5.25% 5/15/22 (AMBAC Insured)	2,000,000	2,093,840
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)	5,000,000	5,197,900
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (b)	22,870,000	24,875,470
Northbridge Gen. Oblig.:
5.25% 2/15/12 (AMBAC Insured)	1,490,000	1,654,332
5.25% 2/15/13 (AMBAC Insured)	1,490,000	1,650,473
5.25% 2/15/16 (AMBAC Insured)	1,490,000	1,607,904
Pentucket Reg'l. School District:
5.1% 2/15/13 (MBIA Insured)	575,000	596,844
5.1% 2/15/14 (MBIA Insured)	525,000	544,782
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Pioneer Valley Reg'l. School District:
5% 6/15/13 (AMBAC Insured)	$ 1,235,000	$ 1,343,631
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,357,154
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,090,770
Randolph Gen. Oblig. 5.5% 4/1/20 (FGIC Insured)	1,600,000	1,706,496
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.25% 6/15/24 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 100) (c)	9,000,000	10,125,720
5.75% 6/15/11 (MBIA Insured)	4,365,000	4,946,374
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,127,000
5.75% 6/15/14 (MBIA Insured)	2,500,000	2,815,775
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,623,503
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,588,379
5% 1/15/20 (FGIC Insured)	1,350,000	1,395,482
Sandwich Gen. Oblig.:
5.375% 8/15/18 (MBIA Insured)	1,050,000	1,126,829
5.375% 8/15/19 (MBIA Insured)	1,050,000	1,121,243
5.375% 8/15/20 (MBIA Insured)	1,025,000	1,088,448
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	2,810,000	2,869,460
Southern Berkshire Reg'l. School District 7% 4/15/11 (MBIA Insured)	300,000	306,183
Springfield Gen. Oblig.:
5% 8/1/13 (FGIC Insured)	1,520,000	1,648,896
5.375% 8/1/17 (FGIC Insured)	1,875,000	2,022,244
5.5% 8/1/16 (FGIC Insured)	1,000,000	1,094,790
Sudbury Gen. Oblig. Series 2000 A, 5.125% 6/1/19	1,000,000	1,045,910
Tantasqua Reg'l. School District 5.75% 8/15/11 (FSA Insured)	2,530,000	2,900,240
Taunton Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Pepsi Cola Metro. Bottle Proj.) 5.65% 8/1/12	2,400,000	2,450,448
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2000 A:
5% 11/1/15	1,595,000	1,667,876
5.125% 11/1/16	2,025,000	2,128,599
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Series B:
5.5% 11/1/10 (AMBAC Insured)	1,415,000	1,613,850
5.5% 11/1/11 (AMBAC Insured)	1,175,000	1,318,867
5.5% 11/1/12 (AMBAC Insured)	2,465,000	2,736,963
5.5% 11/1/13 (AMBAC Insured)	1,615,000	1,779,520
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Series B: - continued
5.5% 11/1/14 (AMBAC Insured)	$ 1,500,000	$ 1,644,420
5.5% 11/1/15 (AMBAC Insured)	1,200,000	1,309,692
5.5% 11/1/16 (AMBAC Insured)	1,250,000	1,357,350
5.5% 11/1/17 (AMBAC Insured)	1,250,000	1,348,775
5.5% 11/1/18 (AMBAC Insured)	1,400,000	1,501,080
Westfield Gen. Oblig.:
5% 12/15/09 (MBIA Insured)	1,000,000	1,114,680
5% 9/1/13 (FSA Insured)	750,000	779,633
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,527,599
5.5% 8/15/12 (FGIC Insured)	1,400,000	1,572,382
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,431,323
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,081,420
Series 2001 B:
5% 10/1/08 (FGIC Insured)	1,200,000	1,339,644
5.25% 10/1/10 (FGIC Insured)	1,660,000	1,868,081
5.25% 10/1/11 (FGIC Insured)	1,000,000	1,119,690
5.5% 10/1/09 (FGIC Insured)	1,000,000	1,141,390
5.5% 10/1/12 (FGIC Insured)	2,635,000	2,963,479
5.5% 10/1/13 (FGIC Insured)	1,500,000	1,672,920
5.5% 10/1/14 (FGIC Insured)	1,070,000	1,186,705
Series A:
5.5% 4/1/11 (FSA Insured)	1,350,000	1,518,332
5.5% 4/1/19 (FSA Insured)	4,000,000	4,284,000
5.75% 4/1/12 (FSA Insured)	2,935,000	3,319,074
5.75% 4/1/13 (FSA Insured)	3,035,000	3,442,388
5.75% 4/1/14 (FSA Insured)	3,120,000	3,528,283
		1,952,583,919
Puerto Rico - 1.7%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/12 (FGIC Insured) (a)	18,630,000	20,701,470
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	$ 7,900,000	$ 8,444,942
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series II, 5.125% 7/1/26 (FSA Insured)	5,460,000	5,637,614
		34,784,026
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,872,167,612)		1,987,367,945
NET OTHER ASSETS - 0.1%		1,140,876
NET ASSETS - 100%		$ 1,988,508,821
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	28.1%
Special Tax	13.5
Health Care	12.0
Transportation	11.3
Education	10.9
Water & Sewer	10.3
Escrowed/Pre-Refunded	5.7
Others* (individually less than 5%)	8.2
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $370,331,462 and $294,833,729, respectively.
Income Tax Information
The fund hereby designates approximately $9,977,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended January 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 9.44% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003

Assets
Investment in securities, at value (cost $1,872,167,612) - See accompanying schedule		$ 1,987,367,945
Cash		498,663
Receivable for investments sold		9,075,320
Receivable for fund shares sold		717,930
Interest receivable		22,335,353
Redemption fees receivable		440
Other receivables		11,836
Total assets		2,020,007,487

Liabilities
Payable for investments purchased Regular delivery	$ 6,516,990
Delayed delivery	20,573,854
Payable for fund shares redeemed	1,652,744
Distributions payable	1,939,744
Accrued management fee	630,104
Other payables and accrued expenses	185,230
Total liabilities		31,498,666

Net Assets		$ 1,988,508,821
Net Assets consist of:
Paid in capital		$ 1,869,037,735
Undistributed net investment income		1,620,307
Accumulated undistributed net realized gain (loss) on investments		2,650,446
Net unrealized appreciation (depreciation) on investments		115,200,333
Net Assets, for 162,686,957 shares outstanding		$ 1,988,508,821
Net Asset Value, offering price and redemption price per share ($1,988,508,821 ÷ 162,686,957 shares)		$ 12.22

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

		Year ended January 31, 2003

Investment Income
Interest		$ 94,819,946
Expenses
Management fee	$ 7,403,468
Transfer agent fees	1,321,999
Accounting fees and expenses	425,327
Non-interested trustees' compensation	6,945
Custodian fees and expenses	29,625
Registration fees	19,669
Audit	37,462
Legal	15,030
Miscellaneous	58,144
Total expenses before reductions	9,317,669
Expense reductions	(410,491)	8,907,178
Net investment income (loss)		85,912,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		13,196,463
Change in net unrealized appreciation (depreciation) on investment securities		41,106,472
Net gain (loss)		54,302,935
Net increase (decrease) in net assets resulting from operations		$ 140,215,703

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2003	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,912,768	$ 86,835,209
Net realized gain (loss)	13,196,463	8,234,374
Change in net unrealized appreciation (depreciation)	41,106,472	1,276,482
Net increase (decrease) in net assets resulting from operations	140,215,703	96,346,065
Distributions to shareholders from net investment income	(85,317,465)	(86,226,597)
Distributions to shareholders from net realized gain	(10,782,897)	(2,456,508)
Total distributions	(96,100,362)	(88,683,105)
Share transactions Net proceeds from sales of shares	525,009,703	758,764,231
Reinvestment of distributions	71,149,434	66,133,362
Cost of shares redeemed	(540,368,983)	(648,722,141)
Net increase (decrease) in net assets resulting from share transactions	55,790,154	176,175,452
Redemption fees	28,725	75,186
Total increase (decrease) in net assets	99,934,220	183,913,598

Net Assets
Beginning of period	1,888,574,601	1,704,661,003
End of period (including undistributed net investment income of $1,620,307 and undistributed net investment income of $673,994, respectively)	$ 1,988,508,821	$ 1,888,574,601
Other Information Shares
Sold	43,329,057	63,586,554
Issued in reinvestment of distributions	5,865,681	5,545,381
Redeemed	(44,744,894)	(54,567,069)
Net increase (decrease)	4,449,844	14,564,866

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended January 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.86	$ 11.02	$ 12.04	$ 11.97
Income from Investment Operations
Net investment income (loss)	.535 B	.552 B, D	.573 B	.565 B	.571
Net realized and unrealized gain (loss)	.343	.091 D	.836	(1.000)	.100
Total from investment operations	.878	.643	1.409	(.435)	.671
Distributions from net investment income	(.531)	(.548)	(.569)	(.560)	(.571)
Distributions from net realized gain	(.067)	(.015)	-	(.025)	(.030)
Total distributions	(.598)	(.563)	(.569)	(.585)	(.601)
Redemption fees added to paid in capital	- B	- B	-	-	-
Net asset value, end of period	$ 12.22	$ 11.94	$ 11.86	$ 11.02	$ 12.04
Total Return A	7.51%	5.54%	13.11%	(3.70)%	5.76%
Ratios to Average Net Assets C
Expenses before expense reductions	.48%	.47%	.49%	.49%	.51%
Expenses net of voluntary waivers, if any	.48%	.47%	.49%	.49%	.51%
Expenses net of all reductions	.46%	.42%	.42%	.48%	.51%
Net investment income (loss)	4.41%	4.63% D	5.04%	4.91%	4.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,988,509	$ 1,888,575	$ 1,704,661	$ 1,250,449	$ 1,394,734
Portfolio turnover rate	15%	18%	24%	22%	12%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's former $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Money Market	1.11%	13.49%	30.14%
Massachusetts Tax-Free Retail Money Market Funds Average	0.85%	12.30%	28.28%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc and grouped by similar objectives. The past one year Massachusetts tax-free retail money market funds average represent a peer group of less than 50 mutual funds.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Money Market	1.11%	2.56%	2.67%
Massachusetts Tax-Free Retail Money Market Funds Average	0.85%	2.35%	2.52%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Spartan Massachusetts Municipal Money Market Fund
Performance - continued

Yields

	2/3/03	10/28/02	7/29/02	4/29/02	1/28/02

Spartan Massachusetts Municipal Money Market Fund	0.84%	1.36%	1.14%	1.35%	1.21%

If Fidelity had not reimbursed certain fund expenses	0.81%	1.33%	1.11%	1.32%	1.18%

Massachusetts Tax-Free Retail Money Market Funds Average	0.59%	1.12%	0.85%	1.12%	0.90%

Spartan Massachusetts Municipal Money Market Fund - Tax-equivalent	1.38%	2.21%	1.85%	2.03%	1.99%

If Fidelity had not reimbursed certain fund expenses	1.33%	2.16%	1.80%	1.98%	1.94%

Portion of fund's income subject to state taxes	0.10%	0.03%	0.08%	0.13%	7.90%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by iMoneyNet, Inc., or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.45%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Fund Talk: The Manager's Overview

An interview with Norm Lind, Portfolio Manager of Spartan Massachusetts Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended January 31, 2003?

A. As the period began, most market participants felt that a recovery in the U.S. economy was imminent. Data indicated that cuts in short-term interest rates implemented by the Federal Reserve Board in 2001 were stimulating economic growth. However, the U.S. economy became more stagnant through the balance of the period. In response, the Fed lowered short-term rates in November in order to support the economy. Faced with a struggling stock market and the possibility of war with Iraq, investors moved significant assets into relatively safe and liquid municipal money market funds.

Q. What was the backdrop like for Massachusetts municipal money market securities?

A. The commonwealth of Massachusetts and local governments faced a formidable task, as the weak economy and falling stock prices led to sharply reduced revenues from income and capital gains tax collections. Difficulties in the high-tech industry - which has maintained a strong presence in the state - compounded the problems, as declining employment led to further weakness in income tax revenues. Although the state government faced a budget deficit, it maintained its credit rating by using significant reserves it had built up previously. Nevertheless, cost-cutting measures appear necessary for the state to confront ongoing shortfalls. There are concerns about what effect a reduction in state aid might have on the fiscal health of localities and school districts.(Portfolio Manager photograph)

Q. What was your strategy with the fund?

A. Securities issued at the state level carried a stronger credit quality than those issued by localities and municipalities. I invested the maximum allowed in state-issued securities, then looked with heightened scrutiny at the credit quality of local issuers. The added intensity of analysis was crucial in an environment where significant amounts of new issuance came to market by local governments looking to meet shortfalls. I preferred to invest in securities backed by dependable revenue streams such as water and utilities, although these types were in relatively short supply. I also chose some of Massachusetts' wealthier communities, because they enjoyed strong property tax collections as property values remained high. My cautious approach also led me to keep the fund's average maturity neutral to short, since the fund was not compensated for investing in securities with longer maturities. In addition, I invested the fund in out-of-state securities within the limits of the fund's investment policies in order to provide shareholders with higher tax-adjusted yields. In certain cases, yields on Massachusetts obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield, even though they were subject to Massachusetts taxes. Although more of shareholders' income will be taxed than if I had exclusively purchased Massachusetts obligations, shareholders may be able to retain more of the fund's dividend after taxes are taken into account.

Annual Report

Spartan Massachusetts Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on January 31, 2003, was 0.80%, compared to 1.23% 12 months ago. The more recent seven-day yield was the equivalent of a 1.32% taxable rate of return for Massachusetts investors in the 38.45% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2003, the fund's 12-month total return was 1.11%, compared to 0.85% for the Massachusetts tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. Overall, interest rates should remain relatively steady in the near-term, although they could rise quickly if the economy improves. Uncertainty likely will characterize the markets until we see some sort of resolution of the Iraq crisis. Levels of supply and demand within the Massachusetts market should influence money market yields markedly, as a significant amount of new issuance is expected at the same time that demand is expected to stay strong. I am cautious about the longer-term outlook, and thus intend to remain especially vigilant about analyzing the credit quality of the issuers I select for the fund.

Fund Facts

Goal: high level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital and liquidity

Fund number: 426

Trading symbol: FMSXX

Start date: March 4, 1991

Size: as of January 31, 2003, more than $1.0 billion

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/03	% of fund's investments 7/31/02	% of fund's investments 1/31/02
0 - 30	77.7	68.1	71.4
31 - 90	6.7	9.8	8.0
91 - 180	6.5	8.2	10.4
181 - 397	9.1	13.9	10.2
Weighted Average Maturity
	1/31/03	7/31/02	1/31/02
Spartan Massachusetts Municipal Money Market Fund	43 Days	56 Days	52 Days
Massachusetts Tax-Free Retail Money Market Funds Average*	46 Days	56 Days	50 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2003	As of July 31, 2002
Variable Rate Demand Notes (VRDNs) 53.0%	Variable Rate Demand Notes (VRDNs) 60.2%
Commercial Paper (including CP Mode) 12.8%	Commercial Paper (including CP Mode) 8.1%
Tender Bonds 0.6%	Tender Bonds 0.0%
Municipal Notes 22.5%	Municipal Notes 24.6%
Municipal Money Market Funds 9.6%	Municipal Money Market Funds 4.0%
Other Investments 0.6%	Other Investments 0.6%
Net Other Assets 0.9%	Net Other Assets 2.5%

*Source: iMoneyNet, Inc.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Investments January 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount	Value (Note 1)
Massachusetts - 86.3%
Acton & Boxborough Reg'l. School District BAN 2.25% 12/12/03	$ 4,600,000	$ 4,635,140
Andover Gen. Oblig. BAN 2% 6/20/03	4,300,000	4,313,530
Billerica Gen. Oblig. BAN 2.5% 1/9/04	4,300,000	4,350,542
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 1.1%, LOC Fleet Bank NA, VRDN (a)(d)	600,000	600,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN Series SG 75, 1.09% (Liquidity Facility Societe Generale) (a)(e)	5,100,000	5,100,000
Bridgewater & Raynham Reg'l. School District BAN Series B, 2.75% 7/3/03	6,000,000	6,026,280
Chelsea Gen. Oblig. BAN 3% 4/15/03	4,200,000	4,205,248
Chicopee Gen. Oblig. BAN 2.5% 11/20/03	10,000,000	10,084,320
Cohasset Gen. Oblig. BAN 2.5% 2/14/03	6,300,000	6,301,987
Duxbury Gen. Oblig. BAN 2.5% 1/15/04	4,800,000	4,857,389
Foxborough Gen. Oblig. BAN 2.25% 6/18/03	4,000,000	4,008,848
Holliston Gen. Oblig. BAN 2.75% 5/22/03	7,400,000	7,419,038
Hudson Gen. Oblig. BAN 3% 5/14/03	4,800,000	4,812,743
Hull Gen. Oblig. BAN 2.25% 7/15/03	2,400,000	2,409,661
Lexington Gen. Oblig. BAN 2.25% 2/14/03	16,100,000	16,102,843
Lincoln-Sudbury Reg'l. School District BAN 2.5% 10/10/03	11,900,000	11,983,042
Ludlow Gen. Oblig. BAN Lot A, 2.75% 7/11/03	9,372,250	9,417,896
Lynnfield Gen. Oblig. BAN 2.25% 3/14/03	7,200,000	7,204,367
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 99 2101, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	4,645,000	4,645,000
Series Merlots 00 H, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,400,000	8,400,000
Series 1999, 1.25%, VRDN (a)	7,630,000	7,630,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MS 01 723, 1.13% (Liquidity Facility Morgan Stanley) (a)(e)	8,375,000	8,375,000
Series PT 1580, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,800,000	4,800,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.2%, LOC Fleet Bank NA, VRDN (a)(d)	1,500,000	1,500,000
(Monkiewicz Realty Trust Proj.) 1.2%, LOC Fleet Bank NA, VRDN (a)(d)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Kensington at Chelmsford Proj.) Series 2002, 1.2%, LOC Fannie Mae, VRDN (a)(d)	$ 4,000,000	$ 4,000,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 1.25%, LOC Suntrust Bank, VRDN (a)(d)	2,500,000	2,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,000,000	4,000,000
(Andover Coated Prods. Proj.) 1.2%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	7,000,000	7,000,000
(Boston Renaissance Charter School Proj.) 1.2%, LOC Fleet Nat'l. Bank, VRDN (a)	9,600,000	9,600,000
(Dexter School Proj.) 1.13% (MBIA Insured), VRDN (a)	5,000,000	5,000,000
(Fessenden School Proj.) Series 2001, 1.15%, LOC Fleet Bank NA, VRDN (a)	2,600,000	2,600,000
(Newton Country Day School Proj.) 1.13%, LOC Fleet Nat'l. Bank, VRDN (a)	8,000,000	8,000,000
(Wentworth Institute of Technology Proj.) Series 2000, 1.15% (AMBAC Insured), VRDN (a)	7,165,000	7,165,000
Series 2001, 1.15% 4/7/03, LOC Wachovia Bank NA, CP	8,500,000	8,500,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.35%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,900,000	2,900,000
Massachusetts Fed. Hwy. Participating VRDN Series MS 00 420X, 1.13% (Liquidity Facility Morgan Stanley) (a)(e)	2,000,000	2,000,000
Massachusetts Gen. Oblig.:
Bonds Series E, 3.5% 1/1/04	5,900,000	6,017,319
Participating VRDN:
Series AAB 00 18, 1.17% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	4,600,000	4,600,000
Series AAB 02 18, 1.17% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	4,500,000	4,500,000
Series EGL 00 2102, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	2,500,000	2,500,000
Series EGL 01 2102, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	4,300,000	4,300,000
Series EGL 01 2103, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	11,685,000	11,685,000
Series EGL 01 2104, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	4,690,000	4,690,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 01 2105, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	$ 11,700,000	$ 11,700,000
Series Merlots A51, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,300,000	2,300,000
Series MS 01 535, 1.13% (Liquidity Facility Morgan Stanley) (a)(e)	6,400,000	6,400,000
Series PA 1020R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,900,000	4,900,000
Series PA 680R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,685,000	6,685,000
Series PA 689R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,360,000	6,360,000
Series PA 724 R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,150,000	6,150,000
Series PT 391, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,130,000	12,130,000
Series Putters 300, 1.18% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	6,000,000	6,000,000
Series Putters 301, 1.18% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	4,700,000	4,700,000
Series ROC II R100, 1.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	9,995,000	9,995,000
Series ROC II R102, 1.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	4,865,000	4,865,000
Series ROC II R143, 1.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	4,995,000	4,995,000
Series SG 126, 1.09% (Liquidity Facility Societe Generale) (a)(e)	3,255,000	3,255,000
(Central Artery Proj.) Series 2000 A, 1.3% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	12,000,000	12,000,000
BAN Series A, 3.25% 4/25/03	9,000,000	9,021,194
Series 1997 B, 1.05%, VRDN (a)	10,000,000	10,000,000
Series 1998 A, 1.1% (Liquidity Facility WestLB AG), VRDN (a)	10,700,000	10,700,000
Series 1999 D, 1.15% 2/11/03, CP	10,300,000	10,300,000
Series 1999 E, 1.2% 2/14/03, CP	6,100,000	6,100,000
Series 2000 F:
1.2% 2/11/03, LOC JPMorgan Chase Bank, CP	10,200,000	10,200,000
1.2% 2/14/03, LOC JPMorgan Chase Bank, CP	10,500,000	10,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series EGL 96 2101, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	$ 5,975,000	$ 5,975,000
Series EGL 97 2104, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	5,000,000	5,000,000
Series Merlots 00 T, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,585,000	1,585,000
Series Merlots 00 WW, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,800,000	4,800,000
Series Merlots 97 Y, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,435,000	4,435,000
Series PA 1097, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,700,000	7,700,000
Series PA 595R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,000,000	4,000,000
(Cap. Asset Prog.):
Series C, 1.25% (MBIA Insured), VRDN (a)	7,010,000	7,010,000
Series D, 1.25% (MBIA Insured), VRDN (a)	6,855,000	6,855,000
Series E, 1.3%, LOC Bank One NA, Chicago, VRDN (a)	9,200,000	9,200,000
(Endicott College Proj.) Series 2001 C, 1.15%, LOC Fleet Bank NA, VRDN (a)	6,545,000	6,545,000
(Fairview Extended Care Proj.) Series B, 1.15% (MBIA Insured), LOC Fleet Bank NA, VRDN (a)	5,500,000	5,500,000
(Home for Little Wanderers Proj.) Series B, 1.15%, LOC Fleet Bank NA, VRDN (a)	2,400,000	2,400,000
(Simmons College Proj.) Series E, 1.15% (AMBAC Insured), VRDN (a)	12,140,000	12,140,000
Series EE, 1.1% 2/10/03, CP	11,799,000	11,799,000
Massachusetts Hsg. Fin. Agcy.:
(Hbr. Point Apt. Proj.) Series 1995 A, 1.1% (Govt. Nat'l. Mortgage Assoc. Guaranteed) (BPA HSBC Bank USA), VRDN (a)	6,500,000	6,500,000
(Princeton Crossing LP Proj.) Series 1996, 1.25%, LOC Fannie Mae, VRDN (a)(d)	3,400,000	3,400,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series PT 160, 1.25%, tender 6/26/03 (Liquidity Facility BNP Paribas SA) (a)(d)(e)(f)	6,620,000	6,620,000
Participating VRDN:
Series Merlots H, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,375,000	8,375,000
Series PA 370, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,815,000	3,815,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.: - continued
Participating VRDN:
Series PT 33, 1.12% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	$ 1,160,000	$ 1,160,000
Series PT 42, 1.15% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	1,120,000	1,120,000
Series PT 592, 1.12% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	10,800,000	10,800,000
BAN Series 2002 K, 1.35% 3/12/03 (d)	10,790,000	10,790,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 1.2%, LOC Fleet Bank NA, VRDN (a)(d)	1,000,000	1,000,000
(Abbott Box Co. Proj.) Series 1997, 1.2%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,625,000	1,625,000
(Barbour Corp. Proj.) Series 1998, 1.2%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,245,000	2,245,000
(BBB Esq. LLC Proj.) Series 1996, 1.2%, LOC Fleet Bank NA, VRDN (a)(d)	800,000	800,000
(Brady Enterprises Proj.) Series 1996, 1.2%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,350,000	1,350,000
(Decas Cranberry Proj.) Series 1997, 1.2%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,500,000	2,500,000
(Heat Fab, Inc. Proj.) Series 1996, 1.2%, LOC Fleet Bank NA, VRDN (a)(d)	1,500,000	1,500,000
(Parker-Hannifin Corp. Proj.) Series 1997, 1.25%, LOC Wachovia Bank NA, VRDN (a)(d)	1,800,000	1,800,000
(Riverdale Mills Corp. Proj.) Series 1995, 1.2%, LOC Fleet Bank NA, VRDN (a)(d)	1,600,000	1,600,000
(United Plastics Proj.) Series 1997, 1.2%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,800,000	1,800,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1% tender 2/18/03, CP mode	21,100,000	21,100,000
1.05% tender 2/19/03, CP mode	4,500,000	4,500,000
1.1% tender 2/18/03, CP mode	2,400,000	2,400,000
Series 1993 A, 1.4% tender 2/6/03, CP mode	10,000,000	10,000,000
Series 1993 B, 1.1% tender 2/18/03, CP mode	3,300,000	3,300,000
Massachusetts Indl. Fin. Agcy. Rev.:
Participating VRDN Series SG 56, 1.09% (Liquidity Facility Societe Generale) (a)(e)	7,025,000	7,025,000
(Groton School Proj.) Series 1998 B, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
(JHC Assisted Living Corp. Proj.) Series 1998 A, 1.15%, LOC Fleet Bank NA, VRDN (a)	$ 2,130,000	$ 2,130,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 1.14%, LOC ABN-AMRO Bank NV, VRDN (a)	3,000,000	3,000,000
Series 1994 B, 1.14%, LOC ABN-AMRO Bank NV, VRDN (a)	4,200,000	4,200,000
(Mount Ida College Proj.) Series 1997, 1.13%, LOC Dexia Credit Local de France, VRDN (a)	1,700,000	1,700,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.15%, LOC Fleet Nat'l. Bank, VRDN (a)	2,620,000	2,620,000
(Youville Place Proj.) Series 1996, 1.2% (AMBAC Insured), VRDN (a)	4,100,000	4,100,000
Massachusetts Port Auth. Rev. Participating VRDN Series PA 599R, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,850,000	4,850,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN Series ROC II R177, 1.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(e)	1,900,000	1,900,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 1.25%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	8,200,000	8,200,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Participating VRDN Series SG 124, 1.09% (Liquidity Facility Societe Generale) (a)(e)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	19,885,000	19,885,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 1.13% (Liquidity Facility Bank of America NA) (a)(e)	10,849,000	10,849,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,070,000	5,070,000
Massachusetts Wtr. Resource Auth. Participating VRDN Series EGL 02 2101, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	4,600,000	4,600,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series PA 700, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,295,000	3,295,000
Series SG 63, 1.12% (Liquidity Facility Societe Generale) (a)(e)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
Series 1994:
1% 2/12/03, LOC JPMorgan Chase Bank, CP	$ 11,700,000	$ 11,700,000
1.05% 2/25/03, LOC JPMorgan Chase Bank, CP	8,000,000	8,000,000
1.05% 3/14/03, LOC JPMorgan Chase Bank, CP	3,700,000	3,700,000
Series 1999:
1.1% 3/11/03, LOC State Street Bank & Trust Co., Boston, CP	3,600,000	3,600,000
1.2% 3/6/03, LOC State Street Bank & Trust Co., Boston, CP	8,000,000	8,000,000
Maynard Gen. Oblig. BAN 2.5% 2/14/03	4,900,000	4,901,372
Medford Gen. Oblig. BAN 2.5% 9/10/03	5,000,000	5,031,606
Medway Gen. Oblig. BAN 2.5% 3/20/03	4,500,000	4,504,844
Newburyport Gen. Oblig. BAN 2.75% 5/8/03	9,100,000	9,119,469
North Andover Gen. Oblig. BAN 2.5% 10/10/03	5,700,000	5,739,384
Old Rochester Reg'l. School District BAN 2.5% 2/19/03	3,800,000	3,801,381
Pembroke Gen. Oblig. BAN 2.75% 8/7/03	4,500,000	4,525,615
Pioneer Valley Transit Auth. RAN 2.75% 8/7/03	5,800,000	5,833,909
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 1.17% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	6,535,000	6,535,000
Series EGL 01 2101, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	2,200,000	2,200,000
Salem Gen. Oblig. BAN 2.5% 1/15/04	5,600,000	5,666,977
Saugus Gen. Oblig. BAN 2.5% 2/21/03	4,300,000	4,302,085
Sharon Gen. Oblig. BAN 2% 4/8/03	9,200,000	9,209,911
Shrewsbury Gen. Oblig. BAN 2.5% 11/26/03	5,800,000	5,850,380
Southeastern Reg'l. Transit Auth. Rev. RAN 2.5% 9/12/03	8,235,000	8,284,543
Springfield Gen. Oblig. BAN:
3% 2/21/03 (Liquidity Facility Fleet Nat'l. Bank)	4,100,000	4,102,870
3% 7/8/03 (Liquidity Facility Fleet Nat'l. Bank)	5,000,000	5,028,561
Westborough Gen. Oblig. BAN 2.5% 11/21/03	5,700,000	5,749,600
Westford Gen. Oblig. BAN 2.75% 5/14/03	6,800,000	6,815,278
Westwood Gen. Oblig. BAN 3% 8/7/03	4,500,000	4,529,377
		890,281,549
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - 3.2%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 01 A107, 1.09% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 23,315,000	$ 23,314,998
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series 2000 A15, 1.09% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,870,000	9,870,000
		33,184,998
	Shares
Other - 9.6%
Fidelity Municipal Cash Central Fund, 1.2% (b)(c)	98,802,097	98,802,097
TOTAL INVESTMENT PORTFOLIO - 99.1%		1,022,268,644
NET OTHER ASSETS - 0.9%		9,720,056
NET ASSETS - 100%		$ 1,031,988,700
Total Cost for Income Tax Purposes $ 1,022,268,644
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Bonds Series PT 160, 1.25%, tender 6/26/03 (Liquidity Facility BNP Paribas SA)	7/25/00 - 3/28/02	$ 6,620,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,620,000 or 0.6% of net assets.

Income Tax Information

During the fiscal year ended January 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 11.84% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 1,022,268,644
Cash		3,607,046
Receivable for fund shares sold		3,389,505
Interest receivable		4,435,141
Receivable from investment adviser for expense reductions		18,742
Other receivables		72,524
Total assets		1,033,791,602

Liabilities
Payable for fund shares redeemed	$ 1,373,292
Distributions payable	59,073
Accrued management fee	369,303
Other payables and accrued expenses	1,234
Total liabilities		1,802,902

Net Assets		$ 1,031,988,700
Net Assets consist of:
Paid in capital		$ 1,031,843,250
Accumulated net realized gain (loss) on investments		145,450
Net Assets, for 1,031,651,832 shares outstanding		$ 1,031,988,700
Net Asset Value, offering price and redemption price per share ($1,031,988,700 ÷ 1,031,651,832 shares)		$ 1.00

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

		Year ended January 31, 2003

Investment Income
Interest		$ 15,167,410
Expenses
Management fee	$ 4,416,306
Non-interested trustees' compensation	3,498
Total expenses before reductions	4,419,804
Expense reductions	(631,466)	3,788,338
Net investment income		11,379,072
Net Realized Gain (Loss) on investment securities		145,450
Net increase in net assets resulting from operations		$ 11,524,522

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2003	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,379,072	$ 21,184,296
Net realized gain (loss)	145,450	177,144
Net increase (decrease) in net assets resulting from operations	11,524,522	21,361,440
Distributions to shareholders from net investment income	(11,379,072)	(21,184,296)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	842,397,360	931,396,458
Reinvestment of distributions	10,559,058	19,714,130
Cost of shares redeemed	(870,546,991)	(785,728,461)
Net increase (decrease) in net assets and shares resulting from share transactions	(17,590,573)	165,382,127
Total increase (decrease) in net assets	(17,445,123)	165,559,271

Net Assets
Beginning of period	1,049,433,823	883,874,552
End of period	$ 1,031,988,700	$ 1,049,433,823

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended January 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.023	.036	.028	.030
Distributions from net investment income	(.011)	(.023)	(.036)	(.028)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.11%	2.28%	3.61%	2.83%	3.00%
Ratios to Average Net Assets C
Expenses before expense reductions	.43%	.48%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.40%	.47%	.50%	.50%	.50%
Expenses net of all reductions	.37%	.43%	.49%	.50%	.49%
Net investment income	1.11%	2.23%	3.55%	2.79%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,031,989	$ 1,049,434	$ 883,875	$ 831,083	$ 905,230

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity ® Massachusetts Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® MA Municipal Money Market	1.02%	13.11%	28.83%
Massachusetts Tax-Free Retail Money Market Funds Average	0.85%	12.30%	28.28%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc and grouped by similar objectives. The past one year Massachusetts tax-free retail money market funds average represent a peer group of less than 50 mutual funds.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity MA Municipal Money Market	1.02%	2.49%	2.57%
Massachusetts Tax-Free Retail Money Market Funds Average	0.85%	2.35%	2.52%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Performance - continued

Yields

	2/3/03	10/28/02	7/29/02	4/29/02	1/28/02

Fidelity Massachusetts Municipal Money Market Fund	0.74%	1.26%	1.02%	1.26%	1.06%

Massachusetts Tax-Free Retail Money Market Funds Average	0.59%	1.12%	0.85%	1.12%	0.90%

Fidelity Massachusetts Municipal Money Market Fund - Tax-equivalent	1.20%	2.06%	1.66%	2.04%	1.73%

Portion of fund's income subject to state taxes	0.16%	0.08%	0.12%	16.01%	10.87%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.45%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. Government neither insures nor guarantees a money market fund, and there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Fund Talk: The Manager's Overview

An interview with Norm Lind, Portfolio Manager of Fidelity Massachusetts Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended January 31, 2003?

A. As the period began, most market participants felt that a recovery in the U.S. economy was imminent. Data indicated that cuts in short-term interest rates implemented by the Federal Reserve Board in 2001 were stimulating economic growth. However, the U.S. economy became more stagnant through the balance of the period. In response, the Fed lowered short-term rates in November in order to support the economy. Faced with a struggling stock market and the possibility of war with Iraq, investors moved significant assets into relatively safe and liquid municipal money market funds.

Q. What was the backdrop like for Massachusetts municipal money market securities?

A. The commonwealth of Massachusetts and local governments faced a formidable task, as the weak economy and falling stock prices led to sharply reduced revenues from income and capital gains tax collections. Difficulties in the high-tech industry - which has maintained a strong presence in the state - compounded the problems, as declining employment led to further weakness in income tax revenues. Although the state government faced a budget deficit, it maintained its credit rating by using significant reserves it had built up previously. Nevertheless, cost-cutting measures appear necessary for the state to confront ongoing shortfalls. There are concerns about what effect a reduction in state aid might have on the fiscal health of localities and school districts.(Portfolio Manager photograph)

Q. What was your strategy with the fund?

A. Securities issued at the state level carried a stronger credit quality than those issued by localities and municipalities. I invested the maximum allowed in state-issued securities, then looked with heightened scrutiny at the credit quality of local issuers. The added intensity of analysis was crucial in an environment where significant amounts of new issuance came to market by local governments looking to meet shortfalls. I preferred to invest in securities backed by dependable revenue streams such as water and utilities, although these types were in relatively short supply. I also chose some of Massachusetts' wealthier communities, because they enjoyed strong property tax collections as property values remained high. My cautious approach also led me to keep the fund's average maturity neutral to short, since the fund was not compensated for investing in securities with longer maturities. In addition, I invested the fund in out-of-state securities within the limits of the fund's investment policies in order to provide shareholders with higher tax-adjusted yields. In certain cases, yields on Massachusetts obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield, even though they were subject to Massachusetts taxes. Although more of shareholders' income will be taxed than if I had exclusively purchased Massachusetts obligations, shareholders may be able to retain more of the fund's dividend after taxes are taken into account.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on January 31, 2003, was 0.73%, compared to 1.10% 12 months ago. The more recent seven-day yield was the equivalent of a 1.19% taxable rate of return for Massachusetts investors in the 38.45% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2003, the fund's 12-month total return was 1.02%, compared to 0.85% for the Massachusetts tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. Overall, interest rates should remain relatively steady in the near-term, although they could rise quickly if the economy improves. Uncertainty likely will characterize the markets until we see some sort of resolution of the Iraq crisis. Levels of supply and demand within the Massachusetts market should influence money market yields markedly, as a significant amount of new issuance is expected at the same time that demand is expected to stay strong. I am cautious about the longer-term outlook, and thus intend to remain especially vigilant about analyzing the credit quality of the issuers I select for the fund.

Fund Facts

Goal: high level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital and liquidity

Fund number: 074

Trading symbol: FDMXX

Start date: November 11, 1983

Size: as of January 31, 2003, more than $3.2 billion

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/03	% of fund's investments 7/31/02	% of fund's investments 1/31/02
0 - 30	78.2	68.6	68.9
31 - 90	4.9	8.4	8.3
91 - 180	7.1	7.7	12.0
181 - 397	9.8	15.3	10.8
Weighted Average Maturity
	1/31/03	7/31/02	1/31/02
Fidelity Massachusetts Municipal Money Market Fund	45 Days	58 Days	56 Days
Massachusetts Tax-Free Retail Money Market Funds Average*	46 Days	56 Days	50 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2003	As of July 31, 2002
Variable Rate Demand Notes (VRDNs) 46.6%	Variable Rate Demand Notes (VRDNs) 54.8%
Commercial Paper (including CP Mode) 11.9%	Commercial Paper (including CP Mode) 6.7%
Tender Bonds 0.7%	Tender Bonds 0.6%
Municipal Notes 22.5%	Municipal Notes 24.9%
Municipal Money Market Funds 16.3%	Municipal Money Market Funds 9.2%
Other Investments 0.9%	Other Investments 0.8%
Net Other Assets 1.1%	Net Other Assets 3.0%

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments January 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value (Note 1)
Massachusetts - 82.2%
Acton & Boxborough Reg'l. School District BAN 2.25% 12/12/03	$ 14,393,000	$ 14,502,951
Amherst Gen. Oblig. BAN 2.5% 10/10/03	8,625,000	8,684,594
Andover Gen. Oblig. BAN 2% 6/20/03	13,300,000	13,341,850
Beverly Gen. Oblig. BAN 2.5% 2/6/03	11,400,000	11,400,302
Billerica Gen. Oblig. BAN 2.5% 1/9/04	13,700,000	13,861,028
Boston Gen. Oblig. BAN 1.5% 2/26/03	10,000,000	10,002,692
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 1.1%, LOC Fleet Bank NA, VRDN (b)(e)	3,235,000	3,235,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	3,430,000	3,430,000
Series SG 75, 1.09% (Liquidity Facility Societe Generale) (b)(g)	8,380,000	8,380,000
Brockton Area Transit Auth. RAN 2.75% 8/8/03	7,592,000	7,636,623
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 1.1%, LOC Fannie Mae, VRDN (b)(e)	3,695,000	3,695,000
Cape Cod Reg'l. Transit Auth. RAN 2.75% 7/11/03	5,636,000	5,661,740
Chelsea Gen. Oblig. BAN 3% 4/15/03	12,800,000	12,815,993
Chicopee Gen. Oblig. BAN 2.5% 11/20/03	31,500,000	31,765,608
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,675,000	5,675,000
Duxbury Gen. Oblig. BAN 2.5% 1/15/04	15,200,000	15,381,730
Edgartown Gen. Oblig. BAN 2.75% 7/15/03	6,050,000	6,080,745
Foxborough Gen. Oblig. BAN 2.25% 6/18/03	12,000,000	12,026,543
Freetown Gen. Oblig. BAN 2.75% 7/16/03	8,565,000	8,603,796
Haverhill Gen. Oblig. BAN 3.5% 4/16/03 (Liquidity Facility Fleet Nat'l. Bank)	10,010,000	10,034,800
Holliston Gen. Oblig. BAN 2.75% 5/22/03	22,508,132	22,566,039
Hudson Gen. Oblig. BAN 3% 5/14/03	15,200,000	15,240,353
Hull Gen. Oblig. BAN 2.25% 7/15/03	7,600,000	7,630,593
Lancaster Gen. Oblig. BAN 3% 4/25/03	6,552,017	6,563,969
Lexington Gen. Oblig. BAN 2.25% 2/14/03	46,400,000	46,408,176
Lincoln-Sudbury Reg'l. School District BAN 2.5% 10/10/03	38,100,000	38,365,875
Lynnfield Gen. Oblig. BAN 2.25% 3/14/03	20,800,000	20,812,617
Marion Gen. Oblig. BAN 2.5% 7/18/03	4,917,077	4,936,997
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 99 2101, 1.13% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 12,600,000	$ 12,600,000
Series Merlots 00 H, 1.19% (Liquidity Facility Wachovia Bank NA) (b)(g)	24,930,000	24,930,000
Series MS 00 431, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	1,895,000	1,895,000
Series MS 98 107, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	5,565,000	5,565,000
Series PA 675, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,670,000	4,670,000
Series PA 756R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	13,100,000	13,100,000
Series PA 986R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,390,000	5,390,000
Series 1999, 1.25%, VRDN (b)	23,325,000	23,325,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MS 01 723, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	26,200,000	26,200,000
Series PT 1580, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	14,630,000	14,630,000
Series ROC II R1034, 1.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	8,090,000	8,090,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN Series Merlots 00 B11, 1.19% (Liquidity Facility Wachovia Bank NA) (b)(g)	8,230,000	8,230,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 1.2%, LOC Wachovia Bank NA, VRDN (b)(e)	2,750,000	2,750,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.2%, LOC Fleet Bank NA, VRDN (b)(e)	2,700,000	2,700,000
(Monkiewicz Realty Trust Proj.) 1.2%, LOC Fleet Bank NA, VRDN (b)(e)	4,920,000	4,920,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Kensington at Chelmsford Proj.) Series 2002, 1.2%, LOC Fannie Mae, VRDN (b)(e)	12,750,000	12,750,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.2%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,420,000	7,420,000
(Assumption College Proj.) Series A, 1.13%, LOC Bank of New York NA, VRDN (b)	8,340,000	8,340,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Renaissance Charter School Proj.) 1.2%, LOC Fleet Nat'l. Bank, VRDN (b)	$ 14,700,000	$ 14,700,000
(Brooks School Issue Proj.) Series 1999 A, 1.15% (MBIA Insured), VRDN (b)	3,800,000	3,800,000
(Clark Univ. Proj.) Series B, 1.15% (AMBAC Insured), VRDN (b)	15,000,000	15,000,000
(Draper Lab. Issue Proj.) Series 2000, 1.15% (MBIA Insured), VRDN (b)	37,300,000	37,300,000
(Fessenden School Proj.) Series 2001, 1.15%, LOC Fleet Bank NA, VRDN (b)	8,400,000	8,400,000
(Hockomock YMCA Issue Proj.) 1.15%, LOC Fleet Nat'l. Bank, VRDN (b)	9,295,000	9,295,000
(Lasell Village, Inc. Proj.) 1.15%, LOC Fleet Nat'l. Bank, VRDN (b)	7,750,000	7,750,000
(Shady Hills School Proj.) Series 1998 A, 1.15%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,400,000	2,400,000
(Smith College Proj.) 1.1%, VRDN (b)	3,000,000	3,000,000
(Wentworth Institute of Technology Proj.) Series 2000, 1.15% (AMBAC Insured), VRDN (b)	14,900,000	14,900,000
(WGBH Edl. Foundation Proj.) Series B, 1.1% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(Worcester YMCA Proj.) Series 2001, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,900,000	3,900,000
Series 2001, 1.15% 4/7/03, LOC Wachovia Bank NA, CP	14,081,000	14,081,000
Series 2002 B, 1.1% 4/7/03, LOC Fleet Nat'l. Bank, CP	10,400,000	10,400,000
1.4% 2/13/03, LOC Wachovia Bank NA, CP	3,925,000	3,925,000
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	8,190,000	8,190,000
Massachusetts Fed. Hwy. Participating VRDN:
Series MS 00 420X, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	7,790,000	7,790,000
Series PA 798, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,500,000	2,500,000
Series PT 393, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	18,565,000	18,565,000
Massachusetts Gen. Oblig.:
Bonds:
Series E, 3.5% 1/1/04	18,280,000	18,643,491
Series PT 392, 1.18%, tender 7/24/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	11,820,000	11,820,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series AAB 00 18, 1.17% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	$ 14,740,000	$ 14,740,000
Series AAB 02 18, 1.17% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	14,375,000	14,375,000
Series BA 01 O, 1.13% (Liquidity Facility Bank of America NA) (b)(g)	2,785,000	2,785,000
Series BA 02 C, 1.13% (Liquidity Facility Bank of America NA) (b)(g)	3,490,000	3,490,000
Series EGL 00 2102, 1.13% (Liquidity Facility Citibank NA, New York) (b)(g)	7,400,000	7,400,000
Series EGL 01 2102, 1.13% (Liquidity Facility Citibank NA, New York) (b)(g)	14,835,000	14,835,000
Series EGL 01 2103, 1.13% (Liquidity Facility Citibank NA, New York) (b)(g)	38,500,000	38,500,000
Series EGL 01 2104, 1.13% (Liquidity Facility Citibank NA, New York) (b)(g)	16,100,000	16,100,000
Series EGL 01 2105, 1.13% (Liquidity Facility Citibank NA, New York) (b)(g)	35,585,000	35,585,000
Series EGL 02 6008, 1.13% (Liquidity Facility Citibank NA, New York) (b)(g)	7,860,000	7,860,000
Series Merlots A51, 1.19% (Liquidity Facility Wachovia Bank NA) (b)(g)	7,500,000	7,500,000
Series MS 00 241, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	5,462,500	5,462,500
Series MS 01 535, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	19,265,000	19,265,000
Series MS 01 574, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	6,395,000	6,395,000
Series MS 01 692, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	4,885,000	4,885,000
Series MS 01 699X, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	4,890,000	4,890,000
Series PA 647, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,840,000	4,840,000
Series PA 680R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	18,300,000	18,300,000
Series PA 689R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	17,500,000	17,500,000
Series PA 716R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	19,400,000	19,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PA 724 R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 18,100,000	$ 18,100,000
Series Putters 300, 1.18% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	18,790,000	18,790,000
Series Putters 301, 1.18% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	19,705,000	19,705,000
Series Putters 317, 1.18% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	13,485,000	13,485,000
Series ROC II R1047, 1.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	8,650,000	8,650,000
Series ROC II R191, 1.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	5,995,000	5,995,000
(Central Artery Proj.) Series 2000 A, 1.3% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (b)	46,900,000	46,900,002
BAN Series A, 3.25% 4/25/03	27,070,000	27,133,745
Series 1998 A, 1.1% (Liquidity Facility WestLB AG), VRDN (b)	44,660,000	44,660,000
Series 1999 D, 1.15% 2/11/03, CP	31,900,000	31,900,000
Series 1999 E, 1.2% 2/14/03, CP	18,900,000	18,900,000
Series 2000 F:
1.2% 2/11/03, LOC JPMorgan Chase Bank, CP	31,800,000	31,800,000
1.2% 2/14/03, LOC JPMorgan Chase Bank, CP	32,500,000	32,500,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Faulkner Hosp. Proj.) Series C, 6% 7/1/23 (Pre-Refunded to 7/1/03 @ 102) (f)	6,010,000	6,234,971
Participating VRDN:
Series BA 02 D, 1.13% (Liquidity Facility Bank of America NA) (b)(g)	10,505,000	10,505,000
Series EGL 96 2101, 1.13% (Liquidity Facility Citibank NA, New York) (b)(g)	17,000,000	17,000,000
Series EGL 97 2104, 1.13% (Liquidity Facility Citibank NA, New York) (b)(g)	17,500,000	17,500,000
Series Merlots 00 T, 1.19% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,990,000	3,990,000
Series Merlots 00 WW, 1.14% (Liquidity Facility Wachovia Bank NA) (b)(g)	13,670,000	13,670,000
Series Merlots 97 Y, 1.19% (Liquidity Facility Wachovia Bank NA) (b)(g)	6,500,000	6,500,000
Series MS 01 587, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	11,725,000	11,725,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PA 595R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 4,155,000	$ 4,155,000
Series PA 983 R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	7,275,000	7,275,000
Series SG 27, 1.09% (Liquidity Facility Societe Generale) (b)(g)	7,500,000	7,500,000
(Cap. Asset Prog.):
Series B, 1.25% (MBIA Insured), VRDN (b)	5,100,000	5,100,000
Series E, 1.3%, LOC Bank One NA, Chicago, VRDN (b)	20,500,000	20,500,000
(Endicott College Proj.) Series 2001 C, 1.15%, LOC Fleet Bank NA, VRDN (b)	6,635,000	6,635,000
(Fairview Extended Care Proj.) Series B, 1.15% (MBIA Insured), LOC Fleet Bank NA, VRDN (b)	17,415,000	17,415,000
(Home for Little Wanderers Proj.) Series B, 1.15%, LOC Fleet Bank NA, VRDN (b)	4,855,000	4,855,000
Series EE:
1.05% 6/9/03, CP	10,183,000	10,183,000
1.1% 3/6/03, CP	5,500,000	5,500,000
Massachusetts Hsg. Fin. Agcy.:
Participating VRDN Series PT 271, 1.12% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	6,670,000	6,670,000
(Hbr. Point Apt. Proj.) Series 1995 A, 1.1% (Govt. Nat'l. Mortgage Assoc. Guaranteed) (BPA HSBC Bank USA), VRDN (b)	20,500,000	20,500,000
(Princeton Crossing LP Proj.) Series 1996, 1.25%, LOC Fannie Mae, VRDN (b)(e)	9,900,000	9,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Projs. Participating VRDN Series PA 845, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,495,000	6,495,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds:
Series 2003 A, 1.18% 12/1/03 (a)	4,795,000	4,795,000
Series PT 160, 1.25%, tender 6/26/03 (Liquidity Facility BNP Paribas SA) (b)(e)(g)(h)	10,255,000	10,255,000
Participating VRDN:
Series FRRI A13, 1.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	6,655,000	6,655,000
Series Merlots H, 1.19% (Liquidity Facility Wachovia Bank NA) (b)(g)	19,000,000	19,000,000
Series PA 370, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,600,000	3,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.: - continued
Participating VRDN:
Series PA 83, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 5,106,000	$ 5,106,000
Series PT 33, 1.12% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	4,095,000	4,095,000
Series PT 42, 1.15% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	1,400,000	1,400,000
Series PT 592, 1.12% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	34,685,000	34,685,000
Series Putters 213, 1.21% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	6,560,000	6,560,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 1.2%, LOC Fleet Bank NA, VRDN (b)(e)	1,800,000	1,800,000
(Abbott Box Co. Proj.) Series 1997, 1.2%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,600,000	2,600,000
(Barbour Corp. Proj.) Series 1998, 1.2%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,220,000	3,220,000
(BBB Esq. LLC Proj.) Series 1996, 1.2%, LOC Fleet Bank NA, VRDN (b)(e)	900,000	900,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.2%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,630,000	3,630,000
(Brady Enterprises Proj.) Series 1996, 1.2%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,500,000	1,500,000
(Decas Cranberry Proj.) Series 1997, 1.2%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,125,000	3,125,000
(Heat Fab, Inc. Proj.) Series 1996, 1.2%, LOC Fleet Bank NA, VRDN (b)(e)	1,955,000	1,955,000
(Interpolymer Corp. Proj.) Series 1992, 1.2%, LOC Fleet Bank NA, VRDN (b)(e)	2,200,000	2,200,000
(Parker-Hannifin Corp. Proj.) Series 1997, 1.25%, LOC Wachovia Bank NA, VRDN (b)(e)	2,700,000	2,700,000
(Riverdale Mills Corp. Proj.) Series 1995, 1.2%, LOC Fleet Bank NA, VRDN (b)(e)	2,800,000	2,800,000
(United Med. Corp. Proj.) Series 1992, 1.2%, LOC Wachovia Bank NA, VRDN (b)(e)	1,900,000	1,900,000
(United Plastics Proj.) Series 1997, 1.2%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,695,000	1,695,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1% tender 2/18/03, CP mode	$ 15,500,000	$ 15,500,000
1.05% tender 2/19/03, CP mode	13,950,000	13,950,000
1.1% tender 2/18/03, CP mode	7,600,000	7,600,000
1.4% tender 2/6/03, CP mode	5,000,000	5,000,000
Series 1993 A, 1.4% tender 2/6/03, CP mode	30,000,000	30,000,000
Series 1993 B:
1.1% tender 2/18/03, CP mode	23,750,000	23,750,000
1.3% tender 2/5/03, CP mode	12,200,000	12,200,000
Massachusetts Indl. Fin. Agcy. Rev.:
Participating VRDN:
Series SG 108, 1.09% (Liquidity Facility Societe Generale) (b)(g)	9,755,000	9,755,000
Series SG 56, 1.09% (Liquidity Facility Societe Generale) (b)(g)	11,100,000	11,100,000
(Goddard House Proj.) 1.1%, LOC Fleet Bank NA, VRDN (b)	7,700,000	7,700,000
(Groton School Proj.) Series 1998 B, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	12,000,000	12,000,000
(Heritage at Darmouth Proj.) Series 1996, 1.2%, LOC Fleet Bank NA, VRDN (b)(e)	4,940,000	4,940,000
(Heritage at Hingham Proj.) Series 1997, 1.2%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	7,500,000	7,500,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 1.15%, LOC Fleet Bank NA, VRDN (b)	3,600,000	3,600,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 1.14%, LOC ABN-AMRO Bank NV, VRDN (b)	5,000,000	5,000,000
Series 1994 B, 1.14%, LOC ABN-AMRO Bank NV, VRDN (b)	6,200,000	6,200,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.15%, LOC Fleet Nat'l. Bank, VRDN (b)	3,415,000	3,415,000
(Southern New England School of Law Proj.) 1.2%, LOC Fleet Nat'l. Bank, VRDN (b)	1,395,000	1,395,000
(Youville Place Proj.) Series 1996, 1.2% (AMBAC Insured), VRDN (b)	4,900,000	4,900,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Participating VRDN Series MS 01 674, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	15,950,000	15,950,000
Series B:
1.05% 3/3/03, LOC Fleet Nat'l. Bank, CP	5,770,000	5,770,000
1.45% 2/13/03, LOC Fleet Nat'l. Bank, CP	6,765,000	6,765,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev. Participating VRDN:
Series PA 592, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 4,850,000	$ 4,850,000
Series PA 600R, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,850,000	4,850,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN:
Series ROC II R177, 1.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	5,595,000	5,595,000
Series ROC II R76, 1.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	9,995,000	9,995,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 1.25%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	28,900,000	28,900,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	4,995,000	4,995,000
Series PT 1427, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	10,130,000	10,130,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	7,360,000	7,360,000
Series PT 135, 1.09% (Liquidity Facility Banco Santander Central Hispano SA) (b)(g)	20,760,000	20,760,000
Series SG 124, 1.09% (Liquidity Facility Societe Generale) (b)(g)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 1.13% (Liquidity Facility Bank of America NA) (b)(g)	21,329,000	21,329,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series ROC II R1027, 1.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	8,035,000	8,035,000
Series ROC II R1036, 1.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	10,175,000	10,175,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 1.19% (Liquidity Facility Wachovia Bank NA) (b)(g)	11,800,000	11,800,000
Series MS 98 182, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	5,380,000	5,380,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resource Auth. Participating VRDN:
Series EGL 00 2103, 1.13% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 5,600,000	$ 5,600,000
Series EGL 02 2101, 1.13% (Liquidity Facility Citibank NA, New York) (b)(g)	14,660,000	14,660,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series PA 637, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,625,000	4,625,000
Series PA 700, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	9,300,000	9,300,000
Series PA 999R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,210,000	5,210,000
Series PT 1382, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,630,000	6,630,000
Series SG 17, 1.09% (Liquidity Facility Societe Generale) (b)(g)	8,440,000	8,440,000
Series SG 63, 1.12% (Liquidity Facility Societe Generale) (b)(g)	1,000,000	1,000,000
Series 1994:
1% 2/12/03, LOC JPMorgan Chase Bank, CP	46,800,000	46,800,000
1.05% 2/25/03, LOC JPMorgan Chase Bank, CP	25,435,000	25,435,000
1.05% 3/14/03, LOC JPMorgan Chase Bank, CP	11,900,000	11,900,000
Series 1995, 1.1% 2/21/03, LOC JPMorgan Chase Bank, CP	11,500,000	11,500,000
Series 1999, 1.1% 3/11/03, LOC State Street Bank & Trust Co., Boston, CP	11,400,000	11,400,000
Maynard Gen. Oblig. BAN 2.5% 2/14/03	14,661,000	14,665,105
Medford Gen. Oblig. BAN 2.5% 9/10/03	15,790,000	15,889,812
Medway Gen. Oblig. BAN 2.5% 3/20/03	13,000,000	13,013,994
Melrose Gen. Oblig. BAN 2.25% 8/15/03	13,510,000	13,566,875
Milton Gen. Oblig. BAN 2.5% 3/14/03	10,000,000	10,009,946
Montachusett Reg'l. Transit Auth. RAN 3% 6/20/03	12,000,000	12,057,005
Newburyport Gen. Oblig. BAN 2.75% 5/8/03	27,744,000	27,803,358
Newton Gen. Oblig. BAN 2.5% 8/29/03	5,000,000	5,022,462
North Andover Gen. Oblig. BAN 2.5% 10/10/03	18,300,000	18,426,442
Norwell Gen. Oblig. BAN:
2.5% 2/21/03	6,500,000	6,503,140
2.75% 2/21/03	7,110,000	7,114,215
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Old Rochester Reg'l. School District BAN:
2.5% 2/19/03	$ 11,200,000	$ 11,204,071
2.5% 10/17/03	10,000,000	10,066,768
Peabody Gen. Oblig. BAN 2.5% 2/14/03	8,160,000	8,162,486
Pembroke Gen. Oblig. BAN 2.75% 8/7/03	14,165,000	14,245,630
Pioneer Valley Transit Auth. RAN 2.75% 8/7/03	18,200,000	18,306,403
Plainville Gen. Oblig. BAN 2% 6/20/03	5,000,000	5,010,382
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 1.17% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	19,900,000	19,900,000
Series EGL 01 2101, 1.13% (Liquidity Facility Citibank NA, New York) (b)(g)	7,600,000	7,600,000
Series ROC II R26, 1.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	11,285,000	11,285,000
Salem Gen. Oblig. BAN 2.5% 1/15/04	17,800,000	18,012,890
Saugus Gen. Oblig. BAN 2.5% 2/21/03	12,503,000	12,509,063
Shrewsbury Gen. Oblig. BAN 2.5% 11/26/03	17,700,000	17,853,746
Springfield Gen. Oblig. BAN:
3% 2/21/03 (BPA Fleet Nat'l. Bank)	10,000,000	10,008,400
3% 2/21/03 (Liquidity Facility Fleet Nat'l. Bank)	11,900,000	11,908,330
Tyngsborough Gen. Oblig. BAN 2.5% 11/6/03	13,054,049	13,123,348
Wellesley Gen. Oblig. BAN 2.75% 6/5/03	15,520,000	15,574,404
Westborough Gen. Oblig. BAN 2.5% 11/21/03	17,733,000	17,887,307
Westford Gen. Oblig. BAN 2.75% 5/14/03	20,880,000	20,926,913
Woburn Gen. Oblig. BAN 2.75% 6/13/03	12,850,000	12,899,348
		2,682,221,166
Puerto Rico - 0.4%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 01 A107, 1.09% (Liquidity Facility Wachovia Bank NA) (b)(g)	10,460,000	10,460,000
Series ROC II R185, 1.1% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	2,000,000	2,000,000
		12,460,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 16.3%
Fidelity Municipal Cash Central Fund, 1.2% (c)(d)	531,916,813	$ 531,916,813
TOTAL INVESTMENT PORTFOLIO - 98.9%		3,226,597,979
NET OTHER ASSETS - 1.1%		36,162,683
NET ASSETS - 100%		$ 3,262,760,662
Total Cost for Income Tax Purposes $ 3,226,597,979
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series PT 392, 1.18%, tender 7/24/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/26/02	$ 11,820,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Bonds Series PT 160, 1.25%, tender 6/26/03 (Liquidity Facility BNP Paribas SA)	12/17/99	$ 10,255,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,075,000 or 0.7% of net assets.

Income Tax Information

During the fiscal year ended January 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 12.82% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 3,226,597,979
Cash		1,117,501
Receivable for investments sold on a delayed delivery basis		11,310,387
Receivable for fund shares sold		36,120,503
Interest receivable		14,542,095
Other receivables		177,717
Total assets		3,289,866,182

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 4,795,000
Payable for fund shares redeemed	20,882,495
Distributions payable	24,699
Accrued management fee	1,040,563
Other payables and accrued expenses	362,763
Total liabilities		27,105,520

Net Assets		$ 3,262,760,662
Net Assets consist of:
Paid in capital		$ 3,262,540,578
Accumulated net realized gain (loss) on investments		220,084
Net Assets, for 3,262,040,799 shares outstanding		$ 3,262,760,662
Net Asset Value, offering price and redemption price per share ($3,262,760,662 ÷ 3,262,040,799 shares)		$ 1.00

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

		Year ended January 31, 2003

Investment Income
Interest		$ 47,081,895
Expenses
Management fee	$ 12,027,715
Transfer agent fees	3,513,791
Accounting fees and expenses	301,918
Non-interested trustees' compensation	11,463
Custodian fees and expenses	44,646
Registration fees	27,108
Audit	34,321
Legal	15,581
Miscellaneous	146,331
Total expenses before reductions	16,122,874
Expense reductions	(1,068,328)	15,054,546
Net investment income		32,027,349
Net Realized Gain (Loss) on investment securities		220,085
Net increase in net assets resulting from operations		$ 32,247,434

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2003	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,027,349	$ 66,960,760
Net realized gain (loss)	220,085	361,773
Net increase (decrease) in net assets resulting from operations	32,247,434	67,322,533
Distributions to shareholders from net investment income	(32,027,349)	(66,960,760)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,252,376,752	7,491,127,004
Reinvestment of distributions	31,599,852	65,966,971
Cost of shares redeemed	(7,211,131,605)	(7,352,860,801)
Net increase (decrease) in net assets and shares resulting from share transactions	72,844,999	204,233,174
Total increase (decrease) in net assets	73,065,084	204,594,947

Net Assets
Beginning of period	3,189,695,578	2,985,100,631
End of period	$ 3,262,760,662	$ 3,189,695,578

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended January 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.022	.035	.027	.029
Distributions from net investment income	(.010)	(.022)	(.035)	(.027)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.02%	2.22%	3.58%	2.77%	2.90%
Ratios to Average Net Assets B
Expenses before expense reductions	.51%	.50%	.53%	.55%	.56%
Expenses net of voluntary waivers, if any	.51%	.50%	.53%	.55%	.56%
Expenses net of all reductions	.48%	.46%	.52%	.55%	.56%
Net investment income	1.01%	2.20%	3.52%	2.75%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,262,761	$ 3,189,696	$ 2,985,101	$ 2,084,276	$ 1,585,140

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2003

1. Significant Accounting Policies.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Massachusetts. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market funds. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 115,174,166	|
Unrealized depreciation	(1,598,128)
Net unrealized appreciation (depreciation)	113,576,038
Undistributed ordinary income	7,499,292
Undistributed long-term capital gain	4,941,508
Total Distributable earnings	$ 126,016,838
Cost for federal income tax purposes	$ 1,873,791,907

The tax character of distributions paid for the income fund was as follows:

	January 31, 2003	January 31, 2002
Ordinary Income	$ 86,124,056	$ 86,226,597
Long-term Capital Gains	9,976,306	2,456,508
Total	$ 96,100,362	$ 88,683,105

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Massachusetts Municipal Income Fund	.25%	.13%	.38%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.13%	.38%

FMR and its affiliates provide Spartan Massachusetts Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Massachusetts Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Massachusetts Municipal Income Fund	.07%	|
Fidelity Massachusetts Municipal Money Market Fund	.11%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Massachusetts Municipal Money Market Fund	$ 986,104
Fidelity Massachusetts Municipal Money Market Fund	$ 4,313,568

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan Massachusetts Municipal Money Market Fund	.40%	$ 311,567

Through arrangements with the income fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan Massachusetts Municipal Income Fund	$ 29,625	$ 380,866
Fidelity Massachusetts Municipal Money Market Fund	$ 44,646	$ 1,023,682

In addition, through an arrangement with Spartan Massachusetts Municipal Money Market Fund's custodian and transfer agent, $319,899 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the Funds), funds of Fidelity Massachusetts Municipal Trust, including the portfolios of investments, as of January 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund as of January 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 7, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Massachusetts Municipal Money Market (2001), Spartan Massachusetts Municipal Money Market (2001), and Spartan Massachusetts Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (60)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (49)

Year of Election or Appointment: 1997 or 2000

Vice President of Massachusetts Municipal Money Market (2000), Spartan Massachusetts Municipal Money Market (2000), and Spartan Massachusetts Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Spartan Massachusetts Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Massachusetts Municipal Money Market and Spartan Massachusetts Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norm U. Lind (46)

Year of Election or Appointment: 2000

Vice President of Massachusetts Municipal Money Market and Spartan Massachusetts Municipal Money Market and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Christine Jones Thompson (44)

Year of Election or Appointment: 1998

Vice President of Spartan Massachusetts Municipal Income and other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)

Year of Election or Appointment: 1986 or 1991

Assistant Treasurer of Massachusetts Municipal Money Market (1986), Spartan Massachusetts Municipal Money Market (1991), and Spartan Massachusetts Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Massachusetts Municipal Income Fund voted to pay on March 10, 2003 to shareholders of record at the opening of business on March 7, 2003, a distribution of $.031 per share derived from capital gains realized from sales of portfolio securities.

The Board of Trustees of Spartan Massachusetts Municipal Money Market Fund voted to pay on March 17, 2003, to shareholders of record at the opening of business on March 14, 2003, a distribution of $.0001 per share derived from capital gains realized from sales of portfolio securities.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAS-ANN-0303 340988
1.700542.105